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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:  1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenwood Investments, Inc.
                 -------------------------------
   Address:      420 Boylston St. 5th Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number:    28-12943
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Tannenbaum
         -------------------------------
Title:   President
         -------------------------------
Phone:   (617)-236-4240
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Tannenbaum            Boston, MA          5/29/08
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in] this list, omit this section.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   46
                                        --------------------

Form 13F Information Table Value Total: $            102,318
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                                TOTAL
                                                     VALUE      SHARES/                   INVSTMNT OTHER           VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS  CUSIP      (x$1000)   PRN AMT   SH/PRN PUT/CALL DSCRETIN MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Acergy ADR                Sponsored ADR   00443E104  $   5,054    236,730 SH              SOLE     N/A        236,730
Acme United Corp.         COM             004816104  $   2,102    159,225 SH              SOLE     N/A        159,225
ADDvantage
  Technologies Group Inc  COM             006743306  $     605    174,727 SH              SOLE     N/A        174,727
Alesco Financial Inc      COM             014485106  $   1,027    356,500 SH              SOLE     N/A        356,500
Angelica Corp             COM             034663104  $   2,689    149,873 SH              SOLE     N/A        149,873
Bassett Furniture
  Industries Inc          COM             070203104  $   3,118    252,644 SH              SOLE     N/A        252,644
Boots & Coots Intl.
  Well, Inc               COM             099469504  $   6,598  3,685,900 SH              SOLE     N/A      3,685,900
Baldwin Technology Co Inc CL A            058264102  $     929    361,522 SH              SOLE     N/A        361,522
CCA Industries Inc        COM             124867102  $     996    109,650 SH              SOLE     N/A        109,650
Charming Shoppers Ord Shs COM             161133103  $   2,133    441,516 SH              SOLE     N/A        441,516
Concord Camera Corp.      COM             206156200  $   1,080    287,900 SH              SOLE     N/A        287,900
Cycle Country
  Accessories Corp.       COM             232984104  $     584    328,280 SH              SOLE     N/A        328,280
DSW Inc                   CL A            23334L102  $   1,295    100,000 SH              SOLE     N/A        100,000
Dawson Geophysical Co     COM             239359102  $     115      1,700 SH              SOLE     N/A          1,700
DG FastChannel Inc        COM             23326R109  $   4,092    213,352 SH              SOLE     N/A        213,352
Diamond Management &
  Technology
  Consultants Inc         COM             25269L106  $   1,839    285,099 SH              SOLE     N/A        285,099
Dress Barn Inc            COM             261570105  $   3,700    285,900 SH              SOLE     N/A        285,900
HearUSA Inc.              COM             422360305  $   1,017    794,502 SH              SOLE     N/A        794,502
Edac Technologies Corp    COM             279284100  $   2,424    378,698 SH              SOLE     N/A        378,698
Electro Scientific
  Industries Inc          COM             285229100  $   3,550    215,441 SH              SOLE     N/A        215,441
Escalade Inc              COM             296056104  $     292     32,500 SH              SOLE     N/A         32,500
Foot Locker               COM             344849104  $   3,154    268,000 SH              SOLE     N/A        268,000
Global-Tech Appliances
  Inc                     ORD             G39320109  $     650    213,235 SH              SOLE     N/A        213,235
GenVec Inc.               COM             37246C109  $     829    471,241 SH              SOLE     N/A        471,241
Hawk Corp                 CL A            420089104  $   1,505     85,900 SH              SOLE     N/A         85,900
Innovative Solutions
  and Support Inc         COM             45769N105  $   3,451    326,499 SH              SOLE     N/A        326,499
Ion Geophysical Corp      COM             462044108  $   3,109    225,293 SH              SOLE     N/A        225,293
John B San Filippo & Son  COM             800422107  $   1,664    186,792 SH              SOLE     N/A        186,792
Learning Tree
  International Inc       COM             522015106  $   4,597    327,894 SH              SOLE     N/A        327,894
Mitchum Industries        COM             606501104  $   6,187    347,173 SH              SOLE     N/A        347,173
Nashua Corporation        COM             631226107  $   1,668    152,971 SH              SOLE     N/A        152,971
Point 360                 COM             730507100  $     671    399,225 SH              SOLE     N/A        399,225

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
NewMarket Corporation     COM             651587107  $   1,660     22,000 SH              SOLE     N/A         22,000
Ocwen Financial Corp      COM             675746309  $   6,204  1,397,300 SH              SOLE     N/A      1,397,300
Orange 21 Inc             COM             685317109  $   1,543    349,030 SH              SOLE     N/A        349,030
PDI Inc.                  COM             69329V100  $   2,903    344,778 SH              SOLE     N/A        344,778
Phoenix Footwear Group
  Inc                     COM             71903M100  $     661    355,200 SH              SOLE     N/A        355,200
Price Smart Inc.          COM             741511109  $   3,268    117,919 SH              SOLE     N/A        117,919
Quanex Corp               COM             747620102  $   2,318     44,800 SH              SOLE     N/A         44,800
Quanta Capital Hldgs
  Ord Shs                 SHS             G7313F106  $   1,264    730,860 SH              SOLE     N/A        730,860
Redhook Ale Brewery Inc   COM             757473103  $   1,271    263,099 SH              SOLE     N/A        263,099
SM&A                      COM             78465D105  $   2,971    689,303 SH              SOLE     N/A        689,303
Steak n Shake Company     COM             857873103  $   1,554    197,500 SH              SOLE     N/A        197,500
TechTeam Global Inc       COM             878311109  $   2,331    256,959 SH              SOLE     N/A        256,959
Technology Solutions Co   COM             87872T207  $     261     89,723 SH              SOLE     N/A         89,723
United Capital Corp       COM             909912107  $   1,388     63,800 SH              SOLE     N/A         63,800

                                          Total      $ 102,318